     As filed with the Securities and Exchange Commission on June 8, 2007

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-21655

                          A T FUNDS INVESTMENT TRUST
                     300 Pacific Coast Highway, Suite 305
                      Huntington Beach, California 92648
                                (714) 969-0521

                         Alexander L. Popof, Treasurer
                     300 Pacific Coast Highway, Suite 305
                      Huntington Beach, California 92648
                                (714) 969-0521

Date of fiscal year end: March 31

Date of reporting period: April 1, 2006 through March 31, 2007

ITEM 1. REPORT TO STOCKHOLDERS

[LOGO OF CITI]

                               A T FUND OF FUNDS

                                 ANNUAL REPORT

                                MARCH 31, 2007

A T FUND OF FUNDS
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2007

   UNITS    SECURITY DESCRIPTION                                       VALUE
   -----    --------------------                                       -----
PORTFOLIO FUNDS - 99.7%
GRAND CAYMAN ISLANDS - 7.8%
      1,672 CRC Global Structured Credit Fund, Ltd.                 $ 2,157,461
        623 Global Securities Emerging Markets Relative Value Fund
            Segregated Portfolio A/1                                    662,736
                                                                    -----------
Total Grand Cayman Islands (Cost $2,485,256)                          2,820,197
                                                                    -----------
UNITED STATES - 91.9%
  1,550,000 ASI Global Relative Value Fund, LP                        1,711,013
  1,000,000 Brigadier Capital, LP Class S                             1,038,146
    850,000 Duration Municipal Fund, LP                                 948,151
    273,998 Eidesis Structured Credit Fund, LP                          335,581
  1,600,000 Elgin Corporate Credit Partners, LP                       1,839,404
  1,600,000 Endeavour Fund I, LLC                                     1,630,383
    750,000 Marathon Structured Finance Fund, LP                        904,559
  1,850,000 Midway Market Neutral Fund, LLC                           2,053,259
  1,541,210 MKP Credit II, LP                                         1,829,377
    750,000 Mortgage Opportunity Fund VI, Series A, LP                  955,684
  3,650,000 New Ellington Credit Partners, LP                         4,117,192
  3,250,000 New Ellington Partners, LP                                3,741,577
  1,628,805 Parallel Absolute Return Fund, LP                         1,717,811
    500,000 Parmenidies Fund, LP                                        514,566
  1,750,000 Pursuit Capital Management Fund I, LP                     1,891,527
    500,000 Rose Grove Partners I, LP                                   501,008
  1,000,000 Smith Breeden Mortgage Partners, LP                       1,094,810
  2,050,000 Sorin Fund, LP                                            2,556,730
  1,000,000 Tetragon Credit Income Fund, LP                           1,032,470
  2,200,000 Waterfall Eden Fund, LP                                   2,580,428
                                                                    -----------
Total United States (Cost $29,294,013)                               32,993,676
                                                                    -----------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $31,779,269)              35,813,873
                                                                    -----------
TOTAL INVESTMENTS* - 99.7% (COST $31,779,269)                       $35,813,873
OTHER ASSETS AND LIABILITIES, NET - 0.3%                                 98,734
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $35,912,607
                                                                    ===========
--------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

     Gross Unrealized Appreciation                                  $4,034,604
     Gross Unrealized Depreciation                                  $        0
                                                                    ----------
     Net Unrealized Appreciation (Depreciation)                     $4,034,604
                                                                    ==========

See Notes to Financial Statements.            1

A T FUND OF FUNDS
STATEMENT OF ASSETS AND LIABILITIES
AS OF MARCH 31, 2007

ASSETS
   Investments at fair value (Cost $31,779,269)                     $35,813,873
   Advance for investment in portfolio funds                            500,000
   Cash                                                                 272,358
   Receivables:
       Interest                                                           3,213
       Due from investment fund                                          42,736
   Prepaid expenses                                                       2,213
                                                                    -----------
Total assets                                                         36,634,393
                                                                    -----------
LIABILITIES
   Payables:
       Capital redemption                                               551,298
   Accrued expenses:
       Investment advisory fees                                          80,751
       Other accrued expenses                                            88,167
   Other liabilities                                                      1,570
                                                                    -----------
Total liabilities                                                       721,786
                                                                    -----------
NET ASSETS                                                          $35,912,607
                                                                    ===========
COMPONENTS OF NET ASSETS
   Paid-in capital                                                  $32,880,003
   Distributable earnings
       Accumulated net investment income (loss)         (1,140,770)
       Accumulated net realized gain (loss) on
         investments in Portfolio Funds                    138,770
       Net unrealized appreciation (depreciation)
         on investments in Portfolio Funds               4,034,604
                                                        ----------

       Total distributable earnings                                   3,032,604
                                                                    -----------
NET ASSETS                                                          $35,912,607
                                                                    ===========
SHARES OUTSTANDING                                                      322,552
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE
   (10,000,000 SHARES AUTHORIZED, $0.01 PAR VALUE
     PER SHARE):
   Based on net assets of $35,912,607 and 322,552
     shares outstanding                                             $    111.34
                                                                    ===========

See Notes to Financial Statements.            2

A T FUND OF FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME
   Income from portfolio funds                                      $   28,805
   Interest income                                                      49,205
                                                                    ----------
Total investment income                                                 78,010
                                                                    ----------

EXPENSES
   Investment advisory fees                                            635,453
   Accounting fees                                                      87,500
   Transfer agent fees                                                  21,749
   Escrow agent fees                                                    10,000
   Professional fees                                                   215,547
   Trustees' fees                                                       49,866
   Insurance expense                                                    30,818
   Amortization of deferred offering costs                              10,962
   Miscellaneous expenses                                                  609
                                                                    ----------
Total expenses                                                       1,062,504
                                                                    ----------
   Less: fees waived and expenses reimbursed                          (268,189)
                                                                    ----------
Total expenses net of fee waiver and expense reimbursement             794,315
                                                                    ----------
NET INVESTMENT INCOME (LOSS)                                          (716,305)
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO FUNDS
   Net realized gain (loss) from investments                            58,925
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio funds                                  2,660,823
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                  2,719,748
                                                                    ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $2,003,443
                                                                    ==========

See Notes to Financial Statements.            3

A T FUND OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2007 AND 2006

                                                           YEAR ENDED
                                                  -----------------------------
                                                  MARCH 31, 2007 MARCH 31, 2006
                                                  -------------- --------------
OPERATIONS
   Net investment income (loss)                    $  (716,305)   $  (424,465)
   Net realized gain (loss) on investments in
     portfolio funds                                    58,925         79,845
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     funds                                           2,660,823      1,373,781
                                                   -----------    -----------
Increase (decrease) in net assets resulting from
  operations                                         2,003,443      1,029,161
                                                   -----------    -----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares issued                      11,450,000     25,062,000
   Payments from shares redeemed                    (3,736,997)            --
   Repurchase fees                                       5,000             --
                                                   -----------    -----------
Increase (decrease) in net assets from capital
  share transactions                                 7,718,003     25,062,000
                                                   -----------    -----------
Increase (decrease) in net assets                    9,721,446     26,091,161

NET ASSETS
   Beginning of period                              26,191,161        100,000
                                                   -----------    -----------
   End of period (a)                               $35,912,607    $26,191,161
                                                   ===========    ===========
SHARE TRANSACTIONS
   Sale of shares                                      106,540        249,576
   Redemption of shares                                (34,564)            --

Increase (decrease) in shares                           71,976        249,576
                                                   ===========    ===========
--------
(a) End of period net assets includes an accumulated net investment loss of $1,140,770 as of March 31, 2007 and $424,465 as of March 31, 2006.

See Notes to Financial Statements.            4

A T FUND OF FUNDS
STATEMENT OF CASH FLOWS
YEAR ENDED MARCH 31, 2007

INCREASE (DECREASE) IN CASH -
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations           $  2,003,443

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS TO NET CASH USED IN OPERATING
ACTIVITIES:
   Amortization of deferred offering costs                              10,962
   Cost of purchase of portfolio funds                             (14,490,668)
   Proceeds from sale of portfolio funds                             6,694,793
   Realized gain on investments in portfolio funds                     (58,925)
   Unrealized appreciation on investments in portfolio funds        (2,660,823)
   Changes in operating assets and liabilities:
       Increase in advance for investment in portfolio funds           500,000
       Increase in interest receivable                                     560
       Increase in due from investment fund                            (42,736)
       Decrease in due from adviser                                     22,657
       Decrease in prepaid expenses                                        (55)
       Decrease in organization costs payable to Adviser              (131,539)
       Decrease in accrued trustees' fees and expenses                 (12,683)
       Increase in accrued investment advisory fees                     80,751
       Increase in other accrued expenses                                1,105
       Decrease in other liabilities                                       (95)
                                                                  ------------
Net cash used in operating activities                               (8,083,253)
                                                                  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from shares issued                                      11,450,000
   Payments for shares redeemed                                     (3,736,997)
   Redemption fees                                                       5,000
   Decrease in capital contribution received in advance               (200,000)
   Increase in capital redemption payable                              551,298
                                                                  ------------
Net cash provided by financing activities                            8,069,301
                                                                  ------------

Net increase (decrease) in cash                                        (13,952)

Cash
Beginning of period                                                    286,310
                                                                  ------------
End of period                                                     $    272,358
                                                                  ============

See Notes to Financial Statements.            5

A T FUND OF FUNDS
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout the period.

                                                                                      October 8, 2004(a)
                                                          Year Ended     Year Ended        through
                                                        March 31, 2007 March 31, 2006   March 31, 2005
                                                        -------------- -------------- ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $104.52        $100.00          $100.00
                                                           -------        -------          -------
INVESTMENT OPERATIONS
   Net investment loss                                       (1.84)         (1.69)              --
   Net realized and unrealized gain from investments
     in portfolio funds                                       8.64           6.21               --
                                                           -------        -------          -------
Total from investment operations                              6.80           4.52               --
                                                           -------        -------          -------
Repurchase fee                                                0.02             --               --
                                                           -------        -------          -------
NET ASSET VALUE, END OF PERIOD                             $111.34        $104.52          $100.00
                                                           =======        =======          =======
TOTAL RETURN (b)                                              6.53%          4.52%               0%

RATIOS/SUPPLEMENTARY DATA
Net assets at end of period (000's omitted)                $35,913        $26,191          $   100
Ratios to average net assets: (c)
   Expenses                                                   2.50%          2.50%            0.03%
   Expenses, excluding reimbursement/waiver of fees           3.34%          4.45%          471.98%
   Net investment income (loss)                              (2.25)%        (2.21)%              0%
PORTFOLIO TURNOVER RATE (b)                                     21%            16%               0%

--------
(a)Inception.
(b)Not annualized for periods less than one year.
(c)Annualized for periods less than one year.

A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007

NOTE 1. ORGANIZATION

A T Funds Investment Trust (the "Trust") is a Delaware statutory trust, which was formed on October 8, 2004 (inception), commenced investment operations on May 1, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. A T Fund of Funds (the "Fund") is the sole series of the Trust. The Fund may issue an unlimited number of shares. The Board has authorized issuance of 10,000,000 shares with a par value of $0.01 per share. The Fund's investment objective is to seek risk-adjusted, fixed-income absolute returns by investing in investment funds managed by various investment managers. The Fund is a specialized investment vehicle that is referred to as a private "fund of hedge funds."

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates.

PORTFOLIO VALUATION - The value of the Fund's net assets is determined as of the last business day of each calendar month in accordance with the valuation procedures approved by the Board. The net asset value ("NAV") per share will equal the NAV of the Fund divided by the number of outstanding shares.

The Fund's investments in other funds (the "Portfolio Funds") are valued at their fair value. Ordinarily, these will be the values determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its assets.

The Portfolio Funds invest in a wide variety of fixed-income securities, including United States Government and Agency securities, residential and commercial mortgage-backed securities, collateralized mortgage obligations, other asset-backed securities, and debt instruments of foreign governments and other foreign issuers. The Portfolio Funds generally employ leverage in the execution of their investment strategies and may also invest in derivative contracts on fixed-income securities, including interest rate swap agreements, futures contracts, forward contracts and over-the-counter options. The Portfolio Funds account for the investments at fair value.

Due to the inherent uncertainty of the valuation of the Portfolio Funds, the assigned value of the Fund's investments may differ from the value that would have been used had a ready market for the Portfolio Funds' interests existed, and the difference could be material.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS -
Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes. The Fund records distributions and withdrawals from Portfolio Funds as ordinary income, capital gain or loss, or return of capital based on its analysis of the transaction in conjunction with tax and accounting information provided by the Portfolio Funds.

A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007

RISKS - The Portfolio Funds invest primarily in relative value, market neutral strategies in the fixed-income markets. Accordingly, the Fund's investments in the Portfolio Funds are subject to the same risks to which the Portfolio Funds are subject, such as market risk, concentration of credit risk, and foreign currency fluctuations. The Fund's ability to make withdrawals from its investments in the Portfolio Funds is subject to certain restrictions, which vary for each respective Portfolio Fund. These restrictions include notice requirements for withdrawals, and additional restrictions, which limit withdrawals to specified times during the year.

FEDERAL INCOME TAXES - The Fund intends to be treated as a partnership for tax purposes. Accordingly, the shareholders will report their pro rata shares of the Fund's income or losses in their respective tax returns. Therefore, no federal income tax provision is reflected in the financial statements.

ORGANIZATION COSTS - Expenses incurred in connection with establishing the Fund were expensed as incurred.

DISTRIBUTION POLICY - The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Shareholders. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

NEW ACCOUNTING PRONOUNCEMENTS - In June 2006, the Financial Accounting Standards Board ("FASB") issued Financial Interpretation No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES--AN INTERPRETATION OF FAS 109 ("FIN 48")" which is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of no later than June 30, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the FIN 48, and has not at this time determined the impact, if any, resulting from the adoption of these on the Fund's financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") which is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of SFAS 157, and has not at this time determined the impact, if any, resulting from the adoption of these on the Fund's financial statements.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED
PARTIES

INVESTMENT ADVISER - Pursuant to an Investment Advisory Agreement, A T Funds, LLC (the "Adviser") serves as investment adviser to the Fund. Treesdale Partners, LLC serves as the Fund's subadviser (the "Subadviser").

ADMINISTRATION AND OTHER SERVICES - Allegiance Investment Management, LLC serves as the Fund's primary administrator (the "Administrator"). Citigroup Fund Services, LLC, through its various affiliates, provides sub-administration, portfolio accounting, and transfer agency services to the Fund.

The Adviser is a direct subsidiary owned equally by the Subadviser and the Administrator. Certain officers and directors of the Adviser are also officers and/or trustees of the Fund.

A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007

The Fund pays the Adviser a management fee (the "Management Fee") each month at the rate of 1/12 of 2% (2% on an annualized basis) of the Fund's net assets. The Management Fee is computed based on the net assets of the Fund on the first business day of each month, after adjustment for any subscriptions effective on that date, and is due and payable in arrears within thirty business days after the end of each month.

The Adviser has agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, exclusive of placement fees, sales loads, expenses incurred in connection with any merger or reorganization, short sales dividend expenses, interest, taxes, brokerage commissions, and extraordinary expenses, so that the ratio of expenses to average monthly net assets will not exceed 2.50% per annum (the "Expense Limitation"). The Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and, subject to approval of the Board, the Fund will reimburse the Adviser such amount, but only to the extent reimbursement does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. For the period from Inception through March 31, 2005 and for the years ended March 31, 2006 and 2007, the Adviser waived, paid or absorbed fees pursuant to the Expense Limitation as follows:

                       AMOUNT OF FEES     EXPIRATION DATE TO
                       WAIVED, PAID OR    RECOUP FEES WAIVED,
PERIOD ENDED              ABSORBED         PAID OR ABSORBED     FEES RECOUPED
------------              --------         ----------------     -------------
March 31, 2005            $219,986          March 31, 2008           $ 0
March 31, 2006             375,325          March 31, 2009             0
March 31, 2007             268,189          March 31, 2010             0

NOTE 4. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of interests in Portfolio Funds, were $14,490,668 and $6,694,793, respectively, for the year ended March 31, 2007.

NOTE 5. SHARE REPURCHASE OFFER

In order to provide liquidity to shareholders, the Board has approved various tender offers for the shares of the Fund. A summary of tender offers is as follows:

EFFECTIVE DATE       AMOUNT OF TENDER OFFER       DOLLAR AMOUNT OF SHARES TENDERED
--------------       ----------------------       --------------------------------
December 31, 2005    $ 1,000,000                  $ 0
March 31, 2006       $ 1,000,000                  $ 0
June 30, 2006        $ 1,000,000                  $ 850,000
September 30, 2006   $ 2,000,000                  $ 2,000,000
December 31, 2006    $ 2,000,000                  $ 335,697
March 31, 2007       $ 2,000,000                  $ 551,298
June 30, 2007        $ 3,000,000                  $ 3,885,633*

--------
* Estimated based on March 31, 2007 NAV. The amount of shares repurchased from each shareholder who tendered shares will be reduced on a pro rata basis such that no more than $3,000,000 of shares are redeemed as of June 30, 2007. It is expected that such funds will be paid to the applicable shareholders by August, 2007.

NOTE 6. SUBSEQUENT EVENTS

The Fund has purchased an investment in one Portfolio Fund with a value of $500,000 as of April 1, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
A T Funds Investment Trust

We have audited the accompanying statement of assets and liabilities of A T Fund of Funds (the "Fund"), the sole series of A T Funds Investment Trust, including the schedules of investments, as of March 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the two years then ended and for the period from October 8, 2004 (inception) through March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments with the portfolio managers of the investment funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of A T Fund of Funds at March 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the two years then ended and for the period from October 8, 2004 (inception) through March 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                                    [ERNST & YOUNG LLP]

Los Angeles, California
May 29, 2007

A T FUND OF FUNDS
ADDITIONAL INFORMATION
MARCH 31, 2007 (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 441-7288 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30, is available without charge and upon request, by calling (800) 441-7288 and on the SEC's website at www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request by calling (800) 441-7288.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

APPROVAL OF ADVISORY CONTRACTS

In determining whether to approve the continuance for one year of the Management Agreement between the Adviser and the Trust and the Subadvisory Agreement between the Subadviser and the Adviser concerning the Fund (collectively, the "Advisory Agreements"), the Board requested and evaluated information provided by the Adviser, in accordance with Section 15(c) of the Investment Company Act. At its March 8, 2007 meeting (the "Meeting"), the Board considered a number of factors in reviewing and recommending approval of the continuance of the Advisory Agreements, including the nature and quality of the services provided to the Fund by the Adviser and the Subadviser, the fees and expenses borne by the Fund, and the profitability of the relationship for the Adviser.

The Trustees received a memorandum provided by counsel to the Trust prior to the Meeting regarding their duties in approving the Agreements. The Trustees were informed of the legal considerations related to their review that should be performed as part of considering whether to approve the renewal of the Agreements. The Trustees evaluated the nature and quality of the investment advisory and other services provided to the Fund by the Adviser and Subadviser, the capability of the Adviser and Subadviser to provide those services, and the compensation received in connection with the services rendered to the Fund. The Trustees referred to a written request that had been submitted to the Adviser and the Subadviser for certain information relevant to the Trustees' consideration of the Agreements, a copy of which was provided to the Trustees prior to the Meeting.

The Trustees reviewed the materials and other information provided by the Adviser and the Subadviser in response to that written request, and discussed, among other things, performance information for the other funds managed by the Subadviser, the past performance of the Adviser and Subadviser and the past performance of the Fund and of a hedge fund index which the Adviser believes is a relevant index for comparison of Fund performance. The Trustees also reviewed the nature and extent of the services provided by the Adviser and Subadviser under the Agreements, and discussed the quality and depth of the Adviser's and Subadviser's organizations in general and of the investment professionals that provide services to the Fund. It was also noted that the Trustees had been provided with copies of the Adviser's Form ADV Part I. The Board considered the ability of the Adviser and the Subadviser to continue to provide an appropriate level of support and resources to the Fund and whether the Adviser and Subadviser had sufficiently qualified personnel.

The Trustees then reviewed the fees and expenses borne by the Fund, and considered the fee and expense limitation agreed to by the Adviser. The Trustees reviewed the management fees charged to and expenses of comparable investment companies with a similar investment strategy and for closed-end funds, most of which were also funds-of-funds, and compared such fees and expenses with the fees charged by the Adviser. The Trustees noted that the Subadviser would not receive any direct

A T FUND OF FUNDS
ADDITIONAL INFORMATION
MARCH 31, 2007 (Unaudited)

management fees for its services, and that (unlike many of the advisers to the comparable investment companies reviewed) the Adviser would not receive any performance fees in addition to the proposed management fees. The Trustees also discussed the profitability of the Management Agreement and Subadvisory Agreement, respectively, to the Adviser and Subadviser. The Trustees also discussed the structure of the management fees in conjunction with the fee and expense limitation and concluded that the management fees are structured appropriately and are at an appropriate level to benefit Fund shareholders, both currently and as the Fund grows. Based on its review, the Board, including the Independent Trustees, concluded that the management fees are fair and reasonable.

The Board considered the factors discussed above, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. Based on its discussions of and conclusions regarding the various factors considered, the Board determined that renewing the Agreements for another year was in the best interests of the Fund and its shareholders.

TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for overseeing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is 300 Pacific Coast Highway, Suite 305, Huntington Beach, CA 92648, unless otherwise indicated. Each Trustee oversees one portfolio in the Fund Complex. Mr. Torline is considered a non-independent Trustee due to his position as Chief Executive Officer and member of the Management Committee of A T Funds, LLC, the Fund's Adviser. No Trustee is a director of any other public company or registered investment company.

                         POSITION(S)  LENGTH OF
         NAME,            WITH THE      TIME     PRINCIPAL OCCUPATION(S) DURING
    AGE AND ADDRESS         TRUST      SERVED            PAST 5 YEARS
------------------------ -----------  ---------- ------------------------------
INDEPENDENT TRUSTEES

Mason D. Haupt           Independent  Since 2007      Private Investor
Born: 1955               Trustee                      (2006 - present).
                                                      Partner, Five Mile
                                                      Capital Partners.
                                                      In charge of the
                                                      Housatonic Fund, a
                                                      relative value,
                                                      fixed income hedge
                                                      fund (2003 - 2006).
                                                      Private Investor
                                                      (2002 - 2003).

Laurie M. O'Loughlin     Independent  Since 2004      Various positions
Born: 1959               Trustee                      with Merrill Lynch
                                                      (1997 - 2002),
                                                      including Managing
                                                      Director and Global
                                                      Head of Credit
                                                      Products for Market
                                                      Risk Management,
                                                      Merrill Lynch -
                                                      Capital Markets
                                                      Division (1998 -
                                                      2002) and European
                                                      Head of Debt
                                                      Products for Market
                                                      Risk Management,
                                                      Merrill Lynch -
                                                      London U.K. (1996 -
                                                      1998).

J. Stephan Rapp          Independent  Since 2004      Real Estate
Born: 1943               Trustee                      Developer and
                                                      Member, Development
                                                      Corp. of Greenwich,
                                                      LLC (2003 -
                                                      present);
                                                      President, Parrot
                                                      Properties, Inc.
                                                      (1998 - present).
NON-INDEPENDENT TRUSTEES

Mark G. Torline          Trustee and  Since 2004      Chief Executive
Born: 1956               Chief                        Officer, Allegiance
                         Executive                    Investment
                         Officer                      Management, LLC
                                                      (the Administrator
                                                      to the Fund) (1993
                                                      - present);
                                                      Treasurer and
                                                      Secretary of
                                                      Allegiance
                                                      Investment, LLC
                                                      (the Administrator
                                                      to the Fund) (1993
                                                      - 2004).

A T FUND OF FUNDS
ADDITIONAL INFORMATION
MARCH 31, 2007 (Unaudited)

                     POSITION(S)    LENGTH OF
       NAME,          WITH THE        TIME       PRINCIPAL OCCUPATION(S) DURING
  AGE AND ADDRESS       TRUST        SERVED               PAST 5 YEARS
-------------------  -----------  -------------  ------------------------------
OFFICERS

Dennis Rhee          Chief         Since 2004       Managing Partner,
Born: 1964           Operating                      Investment Executive
c/o Treesdale        Officer and                    Committee member and
  Partners, LLC      Vice                           Co-Founder of Treesdale
1325 Avenue of the   President                      Partners, LLC (the
  Americas, Suite                                   Subadviser of the Fund)
  2302                                              (2002 - present); Senior
New York, NY 10019                                  Vice President and Head
                                                    of Mortgage-Backed
                                                    Securities, Pedestal
                                                    (2000 - 2001).

Yung Lim             Chief         Since 2004       Investment Executive
Born: 1961           Investment                     Committee Member and
c/o Treesdale        Officer and                    Co-Founder, Treesdale
  Partners, LLC      Vice                           Partners, LLC (the
1325 Avenue of the   President                      Subadviser of the Fund)
  Americas, Suite                                   (2002 - present);
  2302                                              Chairman, Pedestal (1999
New York, NY 10019                                  - 2001).

Alexander L. Popof   Chief         Since 2004       Chief Financial Officer,
Born: 1955           Financial                      Allegiance Investment
                     Officer,                       Management, LLC (the
                     Vice                           Administrator of the
                     President,                     Fund) (2004 - present);
                     Secretary                      Chief Operating Officer
                     and                            and Chief Financial
                     Treasurer                      Officer, Hopkins Real
                                                    Estate Group (2002 -
                                                    2004); Chief Financial
                                                    Officer, Catellus
                                                    Residential Group (1999
                                                    - 2002).

Sharon M. Goldberg   Chief         Since 2004       Chief Compliance Officer
Born: 1959           Compliance                     and Director of
                     Officer and                    Operations, Allegiance
                     Assistant                      Investment Management,
                     Secretary                      LLC (the Administrator
                                                    of the Fund) (2001 -
                                                    present); Operations
                                                    Manager, Pacific Life
                                                    Insurance Co. (1999 -
                                                    2001).

ITEM 2. CODE OF ETHICS

As of the end of the period covered by this report, A T Funds Investment Trust, on behalf of A T Fund of Funds, has adopted a code of ethics, as defined in
Item 2 of Form N-CSR, which applies to its President and Treasurer. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the registrant has determined that the registrant does not have an "audit committee financial expert" serving on its Audit Committee because no individual member of the Audit Committee possesses all of the technical attributes necessary to qualify as an "audit committee financial expert," as defined by the Securities and Exchange Commission. However, the Board has concluded that, individually and collectively, the members of the Audit Committee possess the necessary experience, financial literacy, expertise and other attributes to serve effectively on the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees - The aggregate fees billed for the Registrant's fiscal years ended March 31, 2006 and 2007 for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Period were $39,000 and $48,259, respectively.

(b) Audit-Related Fees - There were no audit-related fees billed in the fiscal years ended March 31, 2006 and 2007 for assurance and related services provided to the Registrant by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - The tax fees billed in the fiscal years ended March 31, 2006 and 2007 for professional services provided to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $5,500 and $4,750, respectively.

(d) All Other Fees - The aggregate fees billed in the fiscal years ended
March 31, 2006 and 2007 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item for the fiscal years ended March 31, 2006 and 2007 were $2,000 and $0, respectively. The nature of these services consisted of consultation with management and Fund legal counsel, discussions with the SEC examiner reviewing Registrant's Form N-2 filings, review of Form N-2 filings and the issuance of an audit consent thereon.

(e) (1) The relevant portion of the Registrant's Audit Committee Charter relating to the Audit Committee's pre-approval policies and procedures governing audit or engagements provides as follows:

     (a) PRE-APPROVAL REQUIREMENTS FOR SERVICES TO COMPANY. Before the Auditor is engaged by the Company to render audit related or permissible non-audit services, either:

         (i)    The Audit Committee shall pre-approve such engagement; or

         (ii) Such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (A) be detailed as to the particular service and (B) not involve any delegation of the Audit Committee's responsibilities to management or the Advisor. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next scheduled meeting.

         (iii) DE MINIMIS EXCEPTIONS TO PRE-APPROVAL REQUIREMENTS. Pre-approval for a service provided to the Company other than audit, review or attest services is not required if: (A) the aggregate amount of all such non-audit services provided to the Company constitutes not more than five percent (5%) of the total amount of revenues paid by the Company to the Audit during the fiscal year in which the non-audit services are provided, (B) such services were not recognized by the Company at the time of the engagement to be non-audit services, and
                (C) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee.

     (b) PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO THE ADVISOR AND OTHERS. The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the Auditor to the Advisor and any entity controlling, controlled by, or under common control with the Advisor that provides ongoing audit or non-audit services to the Company if the engagement or the nature of the services provided relate directly to the operations or financial reporting of the Company.

         APPLICATION OF DE MINIMIS EXCEPTION: The de minimis exceptions set forth above shall apply to pre-approvals under this section as well, except that the "total amount of revenues" calculation for the purposes of this section shall be based on the total amount of revenues paid to the Auditor by the Company and any other entity that has its services approved hereunder.

(e) (2) 0%

(f) Not applicable

(g) The aggregate non-audit fees billed in the principal accountant for services rendered to the Registrant for the Reporting Periods were $5,500 in 2006 and $6,750 in 2007. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of report to shareholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES PRINCIPAL PORTFOLIO MANAGERS

As of the date of the filing of this Report on Form N-CSR, Messrs. Dennis Rhee and Yung Lim are primarily responsible for the management of the Registrant's portfolio.

DENNIS RHEE Dennis Rhee is a Managing Partner of the Subadviser and a member of the Subadviser's Investment Executive Committee. Mr. Rhee co-founded the Subadviser with Yung Lim in August 2002. Mr. Rhee is responsible for new manager due diligence, business development, investor relations, and jointly supervises all aspects of the Subadviser's activities.

Mr. Rhee has over fifteen years of Wall Street experience in various capacities in management, sales and trading, derivatives structuring, portfolio management, risk management and designing of electronic trading systems.

Mr. Rhee served as senior vice president and head of Mortgage Backed Securities trading at Pedestal, a Reuters and Deutsche Bank sponsored electronic trading startup (February 2000 to August 2001). Mr. Rhee worked closely with Yung Lim to create one a successful online fixed income operation. Mr. Rhee managed all aspects of Pedestal's most profitable business units, from sales and trading to negotiating strategic alliances and deals with investment banks, buy-side firms, hedge funds, and mortgage originators. Day to day business and technical operations of the securities trading unit ultimately reported up to Mr. Rhee.

Mr. Rhee was head of product management at Deutsche Bank's fixed income electronic trading division (Nov 1997 to Feb 2000) where he was responsible for new product development and sales and marketing. Mr. Rhee initiated and established the strategic alliance between Deutsche Bank and Pedestal. Mr. Rhee was also part of the mortgage-backed securities (MBS) trading department as a trader.

Mr. Rhee gained his asset management and entrepreneurial experience at Dongsuh Securities (March 1996 to July 1997), Korea's largest securities firm at the time. At Dongsuh, Martin Lee, an ex-Goldman colleague, and Mr. Rhee created Asia's very first hedge fund that invested in relative value fixed income strategies.

Upon receiving an MBA from the University of Chicago in 1992, Mr. Rhee joined Goldman, Sachs & Co. in New York as a fixed income derivatives specialist. At Goldman (July 1992 to March 1996), Mr. Rhee generated top revenues in his peer group, and was then selected to head up Korea's country coverage and relocated to Goldman's Hong Kong office.

Mr. Rhee has a MBA in Finance from the University of Chicago's Graduate School of Business and a BA in Government from Cornell University's School of Arts and Sciences in 1986.

YUNG LIM Yung Lim is a Managing Partner of the Subadviser and a member of the Subadviser's Investment Executive Committee. Mr. Lim co-founded the Subadviser with Dennis Rhee in August 2002. Mr. Lim is responsible for portfolio allocation decisions, portfolio risk analysis, manager due diligence, and jointly supervises all aspects of the Subadviser's activities.

Mr. Lim has over seventeen years experience in the fixed income markets. His experiences include investment advisory for sophisticated portfolio strategies, advanced risk management, consulting for large fixed income institutional investors, trading analysis of complex mortgage-backed securities
(MBS)/asset-backed securities (ABS) products, and developing and implementing new business initiatives.

In March 1997, Mr. Lim founded Pedestal to provide a comprehensive electronic platform serving the mortgage market (March 1997 to August 2001). Mr. Lim guided the growth of Pedestal first as CEO and later as Chairman, making Pedestal a recognized name in the mortgage market for electronic trading. Pedestal's growth accelerated with equity financing from Reuters, Deutsche Bank and Battery Ventures, combined with strategic agreements with Deutsche Bank, Wells Fargo and Reuters.

Mr. Lim was a senior consultant for Andrew Davidson & Co. (July 1992 to February 1997), a premier consulting and investment advisory firm specializing in fixed income markets and performing advisory work for major financial institutions. In addition to investment strategy and risk management work, his consulting services also addressed general corporate strategy issues. He also developed and marketed advanced analytical tools for mortgages.

Mr. Lim spent six years at Merrill Lynch (April 1987 to June 1992), working in various roles focused on the mortgage and asset-backed markets. He was the vice president in charge of risk management for Merrill's mortgage desk, consistently one of the top three MBS/ABS dealers, managing the risk of $5 billion in trading inventory. Prior to this role, he served a key senior portfolio strategist in the mortgage department, responsible for providing investment advice to major institutional clients. He evaluated clients' portfolios and balance sheets using advanced analytical tools and worked with traders and customers in generating appropriate trading strategies. During his initial years at Merrill, Mr. Lim served as a senior research analyst working on deal structuring and pricing as well as marketing of mortgage derivatives. He also authored numerous research publications including a comprehensive monthly publication on the mortgage and asset-backed markets.

Mr. Lim has co-authored a book on advanced valuation and analysis techniques for mortgage securities titled "Collateral Mortgage Obligations," by Davidson, Ho, and Lim. He has also published various articles in major fixed-income publications, including "Bond and Mortgage Markets," edited by Frank Fabozzi. Mr. Lim has an MBA from the University of Chicago and BS in Electrical Engineering from the California Institute of Technology.

PORTFOLIO MANAGEMENT

Material Conflicts Related to Management of Similar Accounts. The Portfolio Manager, Treesdale Partners, LLC, also provides investment advice to the Treesdale Fixed Income Fund, Ltd., Treesdale Fixed Income Fund, LP and various other funds of hedge funds (collectively, the "Treesdale Funds") which focus on relative value strategies in the fixed income sector having investment objectives generally similar to those of the Registrant. The Portfolio Manager's relationship with other pooled investment vehicles creates a number of conflicts of interest that are highlighted within the Confidential Offering Memorandums for each of the Treesdale Funds.

Other Accounts Managed by the Portfolio Managers. The chart below includes information regarding the Registrant's portfolio managers, as of May 1, 2007. Specifically, it shows the number of other portfolios and assets, excluding the Registrant, managed by the Registrant's portfolio managers.

                        REGISTERED        OTHER POOLED
                        INVESTMENT         INVESTMENT
PORTFOLIO MANAGER      COMPANIES ($)      VEHICLES ($)     OTHER ACCOUNTS ($)
-----------------    -----------------  -----------------  -------------------
Yung Lim                     0                  0          9 accounts ($1.8
                                                           billion)

Dennis Rhee                  0                  0          9 accounts ($1.8
                                                           billion)

COMPENSATION FOR THE PORTFOLIO MANAGERS

Yung Lim and Dennis Rhee, are the managing members and owners (the "Managing Members") of the Portfolio Manager and are compensated by the Portfolio Manager's ownership of A T Funds, LLC and from fees collected from the Treesdale Funds. The Portfolio Manager pays the Managing Members a fixed base annual salary along with a performance-based bonus.

A T Funds, LLC collects a fixed management fee from A T Fund of Funds, the sole series of A T Funds Investment Trust (as described within the Private Placement Memorandum for the Fund). The Portfolio Manager also collects incentive and management fees from the Treesdale Funds (as described within the Confidential Offering Memorandums for each of the Treesdale Funds).

OWNERSHIP OF SECURITIES OF THE REGISTRANT

As of March 31, 2007, Messrs. Rhee and Lim each beneficially own (via indirect ownership of A T Funds, LLC) 250 shares of the Fund, valued in the range of $10,001-$50,000.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) A copy of the Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) A copy of each written solicitation to purchase securities under Rule 23c-1 of the Investment Company Act of 1940 as amended (Exhibit filed herewith).

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant A T FUNDS INVESTMENT TRUST

By         /s/ Mark G. Torline
           --------------------------
           Mark G. Torline,
           Chief Executive Officer

Date       5/30/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/ Mark G. Torline
           -------------------------
           Mark G. Torline,
           Chief Executive Officer

Date       5/30/07

By         /s/ Alexander L. Popof
           -------------------------
           Alexander L. Popof,
           Chief Financial Officer

Date       5/30/07